Commitments, Significant Contracts and Contingencies (Details) - CAD ($)		6 Months Ended		12 Months Ended
		Feb. 29, 2020		Aug. 31, 2019
C.A.B Financial Services
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 29,167		$ 29,167	[1]
Expiry Date		January 1, 2022		January 1, 2022
Docherty Management Ltd.
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 25,000		$ 25,000	[1]
Expiry Date		January 1, 2022		January 1, 2022
M&E Services Ltd.
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 12,960		$ 12,960	[1]
Expiry Date		June 1, 2021		June 1, 2021
Corporate development
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 1,000		$ 1,000	[2],[3]
Expiry Date		Month to Month		Month to Month
Corporate development
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment	[2],[3]			$ 8,000
Expiry Date				Month to Month
Investor relations and communications - Alex Blanchard Capital
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment	[4]			$ 7,500
Expiry Date				Month to Month
Office management
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 10,000		$ 10,000	[5]
Expiry Date		August 15, 2022		August 15, 2022
Research & development
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 3,854		$ 3,854
Expiry Date		Month to Month		Month to Month
Office rent
Commitments Significant Contracts And Contingencies [Line Items]
Monthly Commitment		$ 4,823	[6]	$ 4,823	[7]
Expiry Date		November 15, 2023	[6]	November 15, 2023

[1]	A performance bonus equal to 50% of the annual compensation may be payable upon the completion of certain performance criteria as determined by the board of directors of Lexaria. Compensation equal to 2% of the consideration received by the Company from the sale of a subsidiary, excluding certain circumstances. Certain compensation to be paid upon a change of control excluding certain circumstances and participation in the Company’s approved stock option plans.
[2]	For new customers sourced by a Consultant for the first 12 months of the contract; for combined Lexaria Energy and ViPova products and including all combined sales efforts and/or technology licensing revenues, achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60-day period would result in a restricted common share award of 100,000 Company shares (not achieved); and, during the 13th - 24th months of the contract; a restricted common share award of 50,000 Company shares may be achieved; this clause is limited to one payment per customer during the 12-month period, but payable on each customer that meets these sales/licensing thresholds.
[3]	For new customers sourced by a Consultant for the first 12 months of the contract; for combined Lexaria Energy and ViPova products and including all combined sales efforts and/or technology licensing revenues, achieving non-refundable revenues of $500,000 in any fiscal quarter would result in a restricted common share award of 200,000 Company shares (not achieved); and, during the 13th - 24th months of the contract; for combined Lexaria Energy and ViPova products and including all sales efforts, achieving non-refundable revenues of $500,000 in any fiscal quarter would result in a restricted common share award of 100,000 Company shares; this clause is limited to one payment per fiscal quarter.
[4]	100,000 common shares issuable upon the Company achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60-day period for the first 12 months of the contract, plus a further 50,000 common shares issuable upon achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60-day period, during the 13th - 24th months of the contract. If the Company achieves non-refundable revenues of $500,000 in any fiscal quarter, a further 200,000 common shares may be issuable during the first 12 months of the contract and 100,000 common shares during the 13th - 24th months of the contract.
[5]	For new customers sourced by a Consultant for the first 12 months of the contract; for combined Lexaria Energy and ViPova products and including all combined sales efforts and/or technology licensing revenues, achieving non-refundable revenues of $500,000 in any fiscal quarter would result in a restricted common share award of 200,000 Company shares (not achieved); and, during the 13th - 24th months of the contract; for combined Lexaria Energy and ViPova products and including all sales efforts, achieving non-refundable revenues of $500,000 in any fiscal quarter would result in a restricted common share award of 100,000 Company shares; this clause is limited to one payment per fiscal quarter.
[6]	Corporate office and RD lab space leased in Kelowna, British Columbia, Canada until November 15, 2023 with an option to extend an additional five years.
[7]	Corporate office and R lab space leased in Kelowna, British Columbia, Canada until November 15, 2023 with an option to extend an additional five years. Base rent is CDN$12.56 per square foot until November 14, 2019, CDN$12.86 per square foot until November 14, 2021 and CDN$13.21 per square foot until November 14, 2023 plus common area maintenance and taxes.